Note 05 - Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Net interest income		€ 15,161	€ 16,122	€ 13,983
Deutsche Bank AG [Member]
Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Net interest income		15,161	16,122	13,983
Trading income (loss)	[1]	5,563	5,506	2,745
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss		(65)	217	(61)
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss		158	(148)	277
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss		5,655	5,575	2,962
Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	[2]	20,816	21,697	16,945
Corporate Bank		4,919	5,067	3,720
Corporate Treasury Services		2,832	2,936	2,457
Institutional Client Services		1,002	946	566
Business Banking		1,086	1,184	697
Investment Bank		8,395	8,102	8,265
Fixed Income and Currencies		8,521	8,121	8,696
Remaining Products		(126)	(19)	(431)
Private Bank		5,998	6,377	6,610
Private Bank Germany		3,882	4,133	4,650
Wealth Managment and Private Banking		2,117	2,245	1,961
Asset Management		269	(11)	(250)
Corporate & Other		1,235	2,162	(1,401)
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	[2]	€ 20,816	€ 21,697	€ 16,945

[1]	Trading income (loss) includes gains and losses from derivatives not qualifying for hedge accounting
[2]	Prior year’s comparatives aligned to presentation in the current year